Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

Warrant Exercise

Subsequent to March 31, 2019, the Company issued 13,693,435 shares of Common Stock upon the exercise of 13,693,435 Series A Warrants, Class L Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Cashless Warrant Exercise

Subsequent to March 31, 2019, the Company issued 234,632 shares of Common Stock upon the cashless exercise of 251,356 Series A Warrants to purchase shares of stock under the terms of the warrant agreement.

Warrant Exercise – Line of credit, related parties

Subsequent to March 31, 2019, the Company issued 2,475,000 shares of Common Stock upon the exercise of 2,250,000 Class L Warrants converting funds from line of credit, related parties to purchase shares of stock under the terms of the warrant agreement.

Warrant Exercise – Short term notes payable

Subsequent to March 31, 2019, the Company issued 137,500 shares of Common Stock upon the exercise of 125,000 Series A Warrants converting funds from short term notes payable to purchase shares of stock under the terms of the warrant agreement.

Non-Cash Warrant Exercise

Subsequent to March 31, 2019, the Company issued 200,000 shares of Common Stock upon the exercise of 200,000 Class L Warrants to purchase shares of stock under the terms of the warrant agreement. The cash for this exercise was wired to an incorrect bank account due to the cyber security breach at the Company. The Company issued the shares of stock to the investor in lieu of the funds being received.

Accrued related party advances

On May 13, 2019, the Company repaid in full the outstanding balance with interest of $102,918 to Shri Parikh, the President of the Company.

Short term notes payable

Subsequent to March 31, 2019, the Company entered into short term notes payable with individuals in the total principal amount of $250,000 with an interest rate of 5% per annum. The principal and accrued interest are due and payable six months from the date of issuance or receipt of notice of warrant exercise.

Advances from related parties

Subsequent to March 31, 2019, the Company collected $345,696 for the exercise of Series A Warrants and Class L Warrants. The shares of Common Stock for the exercise of the Series A Warrants and Class L Warrants will be issued by the transfer agent upon receipt of authorized documentation.

The Company evaluates events that occur after the year-end date through the date the financial statements are available to be issued. Accordingly, the Company has evaluated subsequent events through March 28, 2019, and has determined that the following events require disclosure in the financial statements.

Cashless Warrant Exercise

Subsequent to December 31, 2018, the Company issued 704,108 shares of common stock upon the exercise of 1,313,258 Class N Warrants and Class L Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Warrant Exercise

Subsequent to December 31, 2018, the Company issued 3,953,334 shares of common stock upon the exercise of 3,953,334Class L Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Short term notes payable

Subsequent to December 31, 2018, the Company entered into short term notes payable with individuals in the total principal amount of $965,000 with an interest rate of 10% per annum. The principal and accrued interest are due and payable six months from the date of issuance or receipt of notice of warrant exercise.

Contractual Obligations

On January 2, 2019, we entered into a second amendment to the lease agreement for an additional 2,297 square feet of office space for office space which expires on December 31, 2021.